Net Finance Expense - Schedule of Net Finance Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Finance Expense [Abstract]
Gains / (losses) from exchange rate variation	[1]	$ 138,377	$ 57,525	$ 415,570
Fair value adjustments on derivatives		(502,644)	82,928	(343,573)
Interest expense	[2]	(1,647,112)	(1,732,928)	(1,342,486)
Interest income	[3]	453,731	326,442	268,418
Bank fees and others	[1]	(112,115)	(87,372)	(239,627)
NET FINANCE EXPENSE		(1,669,763)	(1,353,405)	(1,241,698)
Finance income		719,370	584,216	808,612
Finance expense		$ (2,389,133)	$ (1,937,621)	$ (2,050,310)

[1]	Includes indexation for legal expenses
[2]	For the year ended December 31, 2024, 2023 and 2022 the amount of US$1,152,892, US$1,183,852 and US$909,942, respectively, refers to interest expenses from loans and financings.
[3]	For the year ended December 31, 2024,2023 and 2022 the amount of US$97,980, US$117,866 and US$110,677 , respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2024, the amount of US$182,812 (US$105,839 and US$68,478 for the year ended December 31, 2023 and 2022 respectively), refers to interest income from short-term investments.